8. Property and Equipment (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation and amortization	$ 490,000	$ 248,000
Loss on disposal of equipment	$ 0	$ (10,000)